Income Taxes - Summary of Valuation Allowance (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Examination [Line Items]
Valuation allowance	$ 20.7	$ 30.7	$ 29.1	$ 29.0	$ 18.7
Increases/(decreases) resulting from the Mirion Business Combination	19.7	0.0	0.0	0.0
Increases resulting from other business combinations	0.0	0.0	0.5	0.3
Other increases	0.0	1.6	8.6	10.0
Other decreases	$ 0.0	0.0	$ (9.0)	$ 0.0
GSAH
Income Tax Examination [Line Items]
Valuation allowance		$ 1.0